CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
General and administrative expenses	$ 475,544	$ 280,273	$ 926,325	$ 558,375	$ 1,830,700	$ 35,388
Other income:
Interest earned on investments held in the Trust Account	465,505	810,302	946,329	1,228,030	2,775,291
Loss from operations	(475,544)	(280,273)	(926,325)	(558,375)	(1,830,700)	(35,388)
Total other income	465,505	810,302	946,329	1,228,030	2,775,291
(Loss) Income before provision for income taxes	(10,039)	530,029	20,004	669,655	944,591	(35,388)
Provision for income taxes	(87,256)	(228,565)	(177,729)	(257,886)	(540,811)
NET (LOSS) INCOME	$ (97,295)	$ 301,464	$ (157,725)	$ 411,769	$ 403,780	$ (35,388)
WEIGHTED AVERAGE SHARES OUTSTANDING BASIC	4,945,068	9,055,000	5,284,011	7,133,177	7,688,260	1,500,000
WEIGHTED AVERAGE SHARES OUTSTANDING DILUTED	4,945,068	9,055,000	5,284,011	7,196,575	7,719,699	1,500,000
BASIC NET (LOSS) INCOME PER SHARE	$ (0.02)	$ 0.03	$ (0.03)	$ 0.06	$ 0.05	$ (0.01)
DILUTED NET (LOSS) INCOME PER SHARE	$ (0.02)	$ 0.03	$ (0.03)	$ 0.06	$ 0.05	$ (0.01)